MFA 2025-NQM1 Trust ABS-15G

Exhibit 99.07

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Verified Value	Bid Tape Value	Comment
51289			Acra Lending Flow	Application Date	xxx	xxx
52599			Acra Lending Bulk	Application Date	xxx	xxx
60561			Acra Lending Flow	Borrower 1 Citizen	Non Permanent Resident Alien	Permanent Resident Alien
52599			Acra Lending Bulk	Qualifying Total Debt Income Ratio	48.79	50.32%